Supplement dated November 4, 2013
to the Class J Shares Prospectus
for Principal Funds, Inc.
dated March 1, 2013

(as supplemented on March 28, 2013, April 17, 2013, May 9, 2013 and June 14, 2013)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

SmallCap Growth Fund I [Member]
SmallCap Growth Fund I
Under the Principal Investment Strategies heading, delete the first paragraph and substitute:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of each purchase. For this Fund, companies with small market capitalizations are those with market capitalizations equal to or smaller than the greater of: 1) $6.0 billion or 2) the highest market capitalization of the companies in the Russell 2000® Growth Index (as of December 31, 2012, the range was between approximately $27.9 million and $4.7 billion). The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.